Schedule of Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	0
Equipment Schedule Of Equipment 4	8,358
Equipment Schedule Of Equipment 5	8,358
Equipment Schedule Of Equipment 6	0
Equipment Schedule Of Equipment 7	20,274
Equipment Schedule Of Equipment 8	20,274
Equipment Schedule Of Equipment 9	0
Equipment Schedule Of Equipment 10	20,274
Equipment Schedule Of Equipment 11	20,274
Equipment Schedule Of Equipment 12	0
Equipment Schedule Of Equipment 13	1,464,478
Equipment Schedule Of Equipment 14	785,431
Equipment Schedule Of Equipment 15	679,047
Equipment Schedule Of Equipment 16	1,464,478
Equipment Schedule Of Equipment 17	601,528
Equipment Schedule Of Equipment 18	862,950
Equipment Schedule Of Equipment 19	333,989
Equipment Schedule Of Equipment 20	192,223
Equipment Schedule Of Equipment 21	141,766
Equipment Schedule Of Equipment 22	333,989
Equipment Schedule Of Equipment 23	131,467
Equipment Schedule Of Equipment 24	202,522
Equipment Schedule Of Equipment 25	1,827,099
Equipment Schedule Of Equipment 26	1,006,286
Equipment Schedule Of Equipment 27	820,813
Equipment Schedule Of Equipment 28	1,827,099
Equipment Schedule Of Equipment 29	761,627
Equipment Schedule Of Equipment 30	$ 1,065,472